Group assets and liabilities - measurement - Valuation approach for level 3 (Details) - At fair value - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Net financial instruments at fair value	£ 370,157	£ 376,066
Percentage at hierarchy level	100.00%	100.00%
Loans
Financial instruments
Financial assets	£ 4,783	£ 4,837
Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	1,746	1,887
Other financial liabilities
Financial instruments
Financial liabilities	3,159	3,031
Debt securities
Financial instruments
Financial assets	160,305	171,374
Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	9,358	8,889
Derivative liabilities
Financial instruments
Financial liabilities	3,149	2,755
Level 3
Financial instruments
Net financial instruments at fair value	£ 4,664	£ 4,443	£ 4,593
Percentage at hierarchy level	1.00%	1.00%
Level 3 | Loans
Financial instruments
Financial assets	£ 4,783	£ 4,837	2,699
Level 3 | Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	1,746	1,887
Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	3,159	3,031	2,851
Level 3 | Debt securities
Financial instruments
Financial assets	653	654	942
Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	767	413	883
Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	400	512	£ 516
With-profits | Loans
Financial instruments
Financial assets	1,848	2,023
With-profits | Debt securities
Financial instruments
Financial assets	75,987	75,093
With-profits | Derivative liabilities
Financial instruments
Financial liabilities	1,043	683
With-profits | Level 3 | Loans
Financial instruments
Financial assets	1,848	2,023
With-profits | Level 3 | Debt securities
Financial instruments
Financial assets	355	348
Non-linked shareholder-backed | Loans
Financial instruments
Financial assets	2,935	2,814
Non-linked shareholder-backed | Debt securities
Financial instruments
Financial assets	74,011	86,062
Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	2,093	2,071
Non-linked shareholder-backed | Level 3 | Loans
Financial instruments
Financial assets	2,935	2,814
Non-linked shareholder-backed | Level 3 | Debt securities
Financial instruments
Financial assets	298	306
Non-linked shareholder-backed | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	400	512
Subsidiary of UK with-profits fund for acquisition of buy-to-let mortgage loans | Level 3 | Loans
Financial instruments
Financial assets	1,808
Subsidiary of UK with-profits fund for acquisition of buy-to-let mortgage loans | Level 3 | Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities	1,746
REALIC of Jacksonville Plans, Inc | Level 3
Financial instruments
Net financial instruments at fair value	(155)	(152)
REALIC of Jacksonville Plans, Inc | Level 3 | Loans
Financial instruments
Financial assets	2,638	2,512
REALIC of Jacksonville Plans, Inc | Level 3 | Other financial liabilities
Financial instruments
Financial liabilities	2,793	2,664
Entity excluding REALIC | Level 3
Financial instruments
Net financial instruments at fair value	4,819	4,595
Internal valuation | Entity excluding REALIC | Level 3
Financial instruments
Net financial instruments at fair value	£ (312)	£ 117
Percentage using valuation method	0.10%	0.10%
Internal valuation | Entity excluding REALIC | Level 3 | Lifetime (equity-release) mortgages
Financial instruments
Financial assets	£ 297	£ 302
Internal valuation | Entity excluding REALIC | Level 3 | Debt securities
Financial instruments
Financial assets	494	500
Internal valuation | Entity excluding REALIC | Level 3 | Private equity and venture investments
Financial instruments
Financial assets	255	217
Internal valuation | Entity excluding REALIC | Level 3 | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Financial instruments
Financial liabilities	735	403
Internal valuation | Entity excluding REALIC | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	400	512
Internal valuation | Entity excluding REALIC | Level 3 | Other sundry individual financial investments
Financial instruments
Financial assets	74	81
Internal valuation | Entity excluding REALIC | With-profits | Level 3
Financial instruments
Net financial instruments at fair value	(214)	67
Internal valuation | Entity excluding REALIC | Non-linked shareholder-backed | Level 3
Financial instruments
Net financial instruments at fair value	£ (98)	£ (184)
Reasonably possible decrease in valuation (as a percent)	10.00%	10.00%
Amount of reasonably possible decrease in valuation	£ 10	£ 18